Employee Benefits - Major Employee Benefit Expenses Other Than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Compensation Related Costs [Abstract]
Salary	¥ 418,087	¥ 417,860	¥ 272,930
Bonuses	105,772	135,938	89,439
Other	¥ 163,443	¥ 157,722	¥ 93,711